UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

3350 Monarch Lane

Annandale, VA 22003

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

3350 Monarch Lane

Annandale, VA 22003

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 104.91%

Agricultural Chemicals - 3.43%
100	Agrium, Inc.	$ 8,403

Agricultural Production-Livestock & Animal Specialties - 2.94%
150	Cal-Maine Foods, Inc.	7,211

Bituminous Coal & Lignite Mining Surface Mining - 12.73%
1,200	Alpha Natural Resources, Inc. *	7,152
1,650	Arch Coal, Inc.	6,782
650	Cloud Peak Energy, Inc. *	9,536
450	Peabody Energy Corp.	7,762
		31,232
Cable & Other Pay Television Services - 3.53%
200	Comcast Corp.	8,670

Crude Petroleum & Natural Gas - 8.38%
100	Continental Resources, Inc. *	10,726
200	Oasis Petroleum, Inc. *	9,826
		20,552
Footwear (No Rubber) - 3.29%
150	Steven Madden, Ltd. *	8,075

Gold & Silver Ores - 16.26%
24,000	Claude Resources, Inc. *	5,592
896	Eldorado Gold Corp.	6,012
529	First Majestic Silver Corp. *	6,274
3,300	Lake Shore Gold Corp. *	1,320
3,564	Silvercrest Mines, Inc. *	6,308
413	Tahoe Resources, Inc. *	7,401
671	Yamana Gold, Inc. *	6,978
		39,885
Industrial Metals & Minerals - 2.32%
6,000	Golden Minerals Co. *	5,700

Insurance Agents, Brokers & Services - 2.81%
150	SXC Health Solutions Corp. *	6,893

Metal Mining - 5.22%
1,132	New Gold, Inc. *	6,769
4,782	Rubicon Minerals Corp. *	6,025
		12,794
Mineral Royalty Traders - 2.33%
928	Silver Standard Resources, Inc. *	5,707

Mining Machinery & Equipment - 3.12%
150	Joy Global, Inc.	7,656

Miscellaneous Food Preparation - 3.29%
300	Medifast, Inc. *	8,067

Oil & Gas Field Exploration Services - 7.22%
750	Kodiak Oil & Gas Corp. *	9,045
600	Northern Oil & Gas, Inc. *	8,658
		17,703
Pharmaceutical Preparations - 3.77%
60	Celgene Corp. *	9,248

Retail-Auto & Home Supply Stores - 3.45%
20	AutoZone, Inc. *	8,455

Retail-Eating Places - 3.29%
400	Del Frisco's Restaurant Group, Inc. *	8,060

Security Brokers, Dealers & Flotaion Companies - 3.22%
50	Goldman Sachs Group, Inc.	7,910

Services-Business Services, NEC - 4.12%
10	Priceline.com, Inc. *	10,109

Services-Computer Programming Services - 3.35%
100	Cognizant Technology Solutions Corp. *	8,212

Services-Medical Laboratories - 3.65%
300	Bio Reference Laboratories, Inc. *	8,964

Surgical & Medical Instruments - 3.20%
450	Globus Medical, Inc. *	7,857

TOTAL FOR COMMON STOCKS (Cost $262,070) - 104.91%		$ 257,363

LIMITED PARTNERSHIPS - 6.68%
150	Alliance Holdings GP, L.P.	8,982
100	Alliance Resources Partners, L.P.	7,413

TOTAL FOR LIMITED PARTNERSHIPS (Cost $16,767) - 6.68%		$ 16,395

PUT OPTIONS - 0.87%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
300	December 2013 Put @ 935.00	2,130

	Total (Premiums Paid $5,192) - 0.87%	$ 2,130

SHORT TERM INVESTMENTS - 10.54%
25,847	Fidelity Money Market Portfolio Class Select 0.01% ** (Cost $25,847)	$ 25,847

TOTAL INVESTMENTS (Cost $309,877) - 123.00%		$ 301,735

LIABILITIES IN EXCESS OF OTHER ASSETS - (23.00%)		(56,424)

NET ASSETS - 100.00%		$ 245,311

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
ADR- American Depository Receipt

Wegener Adaptive Growth Fund
Written Options
September 30, 2013 (Unaudited)

CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
300	December 2013 Call @ 935.00	44,070

	Total (Premiums Received $32,369)	$ 44,070

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2013 (Unaudited)

1. SECURITY TRANSACTIONS

At September 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $309,877 amounted to $19,842 which consisted of aggregate gross unrealized appreciation of $10,800,and aggregate gross unrealized depreciation of $30,642.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of September 30, 2013.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 257,363	$0	$0	$ 257,363
Limited Partnerships	$ 16,395	$0	$0	$ 16,395
Options Purchased	$2,130	$0	$0	$2,130
Cash Equivalents	$25,847	$0	$0	$25,847
Total	$301,735	$0	$0	$301,735

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 44,070	$0	$0	$ 44,070
Total	$ 44,070	$0	$0	$ 44,070

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 6, 2013